Derivative instruments and hedging activities (Tables)	3 Months Ended
Mar. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		March 31,	December 31,	March 31,	December 31,
	Balance sheet location	2018	2017	2018	2017
			U. S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$121	$90	$35,453	$22,036
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	24	263	7,788	13,169
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(1,103)	(921)	48,018	65,668
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(20)	-	8,460	-
		$(978)	$(568)	$99,719	$100,873